Exploration and Evaluation Assets -Table (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Acquisition:
Balance, beginning of period	$ 32,690	$ 24,876
Option payments	4,615	6,826
Effect of foreign exchange translation	933	988
Balance, period end	38,238	32,690
Exploration and Evaluation:
Balance, beginning period	12,971	6,714
Exploration costs	35,613	1,457
Lanxess 1A evaluation costs	12,740	4,472
Effect of foreign exchange translation	390	328
Balance, period end	61,714	12,971
Exploration and evaluation assets	99,952	45,661
California property
Acquisition:
Balance, beginning of period	18,460	12,769
Option payments	2,352	5,184
Effect of foreign exchange translation	527	507
Balance, period end	21,339	18,460
Exploration and Evaluation:
Balance, beginning period	4,333	4,153
Exploration costs	9	15
Effect of foreign exchange translation	124	165
Balance, period end	4,466	4,333
Exploration and evaluation assets	25,805	22,793
Arkansas property
Acquisition:
Balance, beginning of period	14,230	12,107
Option payments	1,378	1,642
Lanxess brine supply costs	(7,953)
Effect of foreign exchange translation	406	481
Balance, period end	8,061	14,230
Exploration and Evaluation:
Balance, beginning period	4,105	2,561
Exploration costs	17,429	1,442
Effect of foreign exchange translation	136	102
Balance, period end	21,670	4,105
Exploration and evaluation assets	29,731	18,335
Commercial Plant Evaluation (Lanxess 1A)
Acquisition:
Lanxess brine supply costs	7,953
Balance, period end	7,953
Exploration and Evaluation:
Balance, beginning period	4,533
Lanxess 1A evaluation costs	12,740	4,472
Effect of foreign exchange translation	130	61
Balance, period end	17,403	4,533
Exploration and evaluation assets	25,356	$ 4,533
Texas Properties
Acquisition:
Option payments	885
Balance, period end	885
Exploration and Evaluation:
Exploration costs	18,175
Balance, period end	18,175
Exploration and evaluation assets	$ 19,060